Finance Leases (Tables)	12 Months Ended
Dec. 31, 2024
Finance Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Statement of	For the years ended December 31,
	Income Location	2024	2023	2022
Lease costs
Finance lease expense	Cost of goods sold	$622,203	$338,627	$-

Schedule of Maturity of Lease Liabilities

Maturity of lease liabilities under the finance leases as of December 31, 2024 were as follows:

For the years ending December 31,	Amount
2025	$1,704,090
2026	645,811
Total lease payments	2,349,901
Less: interest	(117,154)
Present value of finance lease liabilities	$2,232,747
Finance lease liabilities, current	$1,603,694
Finance lease liabilities, non-current	$629,053